FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - By contractual maturities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial assets	$ 0
Restricted cash	16,169,000	$ 16,164,000
Minimum | HCRM
Financial instruments
Restricted cash	16,000,000	16,000,000
Accounts payable
Financial instruments
Financial liabilities	11,664,000	11,553,000
Accounts payable | Cost
Financial instruments
Financial liabilities	11,664,000	11,553,000
Accounts payable | Less than 1 year
Financial instruments
Financial liabilities	11,664,000	11,553,000
Lease liabilities
Financial instruments
Financial liabilities	4,662,000	6,195,000
Lease liabilities | Cost
Financial instruments
Financial liabilities	4,192,000	5,517,000
Lease liabilities | Less than 1 year
Financial instruments
Financial liabilities	2,109,000	1,985,000
Lease liabilities | 2-5 years
Financial instruments
Financial liabilities	2,553,000	4,210,000
Accrued expenses and other current liabilities
Financial instruments
Financial liabilities	20,896,000	24,082,000
Accrued expenses and other current liabilities | Cost
Financial instruments
Financial liabilities	20,896,000	24,082,000
Accrued expenses and other current liabilities | Less than 1 year
Financial instruments
Financial liabilities	20,896,000	24,082,000
Borrowing
Financial instruments
Financial liabilities	125,371,000	136,198,000
Borrowing | Cost
Financial instruments
Financial liabilities	83,620,000	81,386,000
Borrowing | Less than 1 year
Financial instruments
Financial liabilities	9,159,000	10,154,000
Borrowing | 2-5 years
Financial instruments
Financial liabilities	107,213,000	107,514,000
Borrowing | More than five years
Financial instruments
Financial liabilities	9,000,000	18,530,000
Payable in respect of intangible assets purchase
Financial instruments
Financial liabilities	22,600,000	30,600,000
Payable in respect of intangible assets purchase | Cost
Financial instruments
Financial liabilities	20,480,000	24,745,000
Payable in respect of intangible assets purchase | Less than 1 year
Financial instruments
Financial liabilities	17,600,000	20,600,000
Payable in respect of intangible assets purchase | 2-5 years
Financial instruments
Financial liabilities	5,000,000	10,000,000
Royalty obligation
Financial instruments
Financial liabilities	2,362,000	1,786,000
Royalty obligation | Cost
Financial instruments
Financial liabilities	750,000	750,000
Royalty obligation | Less than 1 year
Financial instruments
Financial liabilities		127,000
Royalty obligation | 2-5 years
Financial instruments
Financial liabilities	1,011,000	747,000
Royalty obligation | More than five years
Financial instruments
Financial liabilities	$ 1,351,000	$ 912,000